Cover Non-Printing	May 05, 2020
Cover page.
Entity Central Index Key	0001466258
Amendment Flag	false
No Trading Symbol Flag
Entity Registrant Name	TRANE TECHNOLOGIES PLC
Entity Address, Postal Zip Code	00000